Condensed Consolidated Statements of Cash Flows $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Cash flows from operating activities
Net loss	$ (69,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,650
Stock-based compensation expense	7,335
Change in fair value of contingent earnout liability	9,768
Change in fair value of common stock warrant liabilities	2
Amortization expense	1,545
Non-cash operating lease costs	31
Amortization of SVB debt discount	628
Accrued interest on PPP loan obligation	11
Gain on PPP loan forgiveness	(3,284)
Payment of liabilities acquired in Merger	(12,363)
Changes in operating assets and liabilities:
Accounts receivable	(127)
Prepaid expenses	(2,002)
Accounts payable	757
Accrued expenses	2,401
Operating lease obligation	(32)
Net cash used in operating activities	(59,742)
Cash flows from investing activities
Purchase of property and equipment	(175)
Net cash used in investing activities	(175)
Cash flows from financing activities
Proceeds from merger	242,400
Payment of transaction costs related to Merger	(941)
Proceeds from the exercise of stock options	596
Proceeds from SVB loan	19,659
Payment of finance lease principal	(1,277)
Net cash provided by financing activities	260,437
Net increase (decrease) in cash and cash equivalents	200,520
Cash and cash equivalents at the beginning of the period	39,929
Cash and cash equivalents at the end of the period	240,449
Supplemental disclosure
Cash paid for interest on SVB loan	642
Supplemental disclosure of noncash activities:
Issuance of warrants in conjunction with debt	2,360
Unpaid liabilities assumed in connection with Merger	2,228
Unpaid transaction costs in connection with Merger	3,004
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse capitalization	420,989
Contingent Consideration Liability recognized upon the closing of the reverse recapitalization	$ 159,432